BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of Exchangeable Notes
The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The embedded derivatives are summarised as follows:

	December 31, 2017 US$’000	December 31, 2016 US$’000
Non-current assets
Exchangeable note bond call option	360	—

Non-current liabilities
Exchangeable note equity conversion option	440	3,970
Exchangeable note bond put option	1,790	290

	2,230	4,260

Total value of embedded derivatives – net liability	1,870	4,260

Schedule of Carrying Value of Exchangeable Senior Notes
Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method. The carrying value of exchangeable senior notes is calculated as follows:

	December 31, 2017 US$’000	December 31, 2016 US$’000
Balance at 1 January	92,232	91,514
Accretion interest	723	718

	92,955	92,232

	December 31, 2017 US$’000	December 31, 2016 US$’000
Exchangeable senior notes	92,955	92,232
Total value of embedded derivatives – liability	2,230	4,260

Total non-current liabilities	95,185	96,492